Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Detail) - USD ($)		Dec. 31, 2018	Nov. 30, 2018	Dec. 31, 2017
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		$ 32,145,000		$ 31,288,000
Less: non-current portion	[1]	(1,850,000)		(3,242,000)
Deferred revenue and income, current portion		30,295,000		28,046,000
Membership subscription revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[2]	27,517,000		26,303,000
Less: non-current portion		(517,000,000)		(425,000,000)
Online game revenues [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[2]	0		174,000
Government grants [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total		2,316,000		3,811,000
Less: non-current portion		(1,333,000,000)		(2,509,000,000)
Reimbursement from the depository [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[3]	502,000		616,000
Less: non-current portion		0	$ (488,000,000)	(308,000,000)
Other Deferred Revenue [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue and income, Total	[2]	$ 1,810,000		$ 384,000

[1]	As of December 31, 2018, the non-current portion consists of government grants of USD 1,333,000 (2017: USD 2,509,000).
[2]	Contract liabilities related to unsatisfied performance obligations at the end of the year. Due to the generally short-term duration of the contracts, the majority of the performance obligations are satisfied in the following period. The amount of revenue recognized that was included in contract liabilities balance at the beginning of the year was USD 22.1 million and USD 25.9 million, for the years ended December 31, 2017 and 2018, respectively.
[3]	In November 2018, the Company received from its depositary bank a reimbursement of USD 488,000, net of withholding tax of USD 184,000. This reimbursement was recognized as deferred income and amortized over the depositary service period of 1.5 years.